Schedule of fair value of liabilities classification (Details)	Dec. 31, 2025 EUR (€)
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible Debt, Noncurrent	€ 7,603,000
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible Debt, Noncurrent
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible Debt, Noncurrent
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible Debt, Noncurrent	7,603,000
Mandatory Convertible Bond [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible Debt, Noncurrent	7,603,000
Mandatory Convertible Bond [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible Debt, Noncurrent
Mandatory Convertible Bond [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible Debt, Noncurrent
Mandatory Convertible Bond [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible Debt, Noncurrent	€ 7,603,000